Transfers of financial assets and variable interest entities (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr (2)	SFr 3
Proceeds from transfer of assets	5,252	1,581
Cash received on interests that continue to be held	74	53
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	4	14
Proceeds from transfer of assets	8,416	10,842
Purchases of previously transferred financial assets or their underlying collateral	0	(4)
Servicing fees	1	1
Cash received on interests that continue to be held	204	206
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	11	15
Proceeds from transfer of assets	636	964
Cash received on interests that continue to be held	SFr 3	SFr 4